Information about financial instruments (Tables)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Financial Assets

	Carrying amount			Fair value
	December 31,			December 31,
	2023	2024	2025	2023	2024	2025
	(in thousands)
Financial assets:
Trade and other receivables
Trade receivables and contract assets	$8,612	$4,931	$3,376	$8,612	$4,931	$3,376
Deposits and other receivables
Deposits	431	383	434	431	383	434
Other financial assets
Long-term investments	360	353	409	360	353	409
Financial instruments at fair value through other comprehensive income
Cash flow hedges	74	—	16	74	—	16
Cash, cash equivalents and short-term investments	5,705	62,093	13,386	5,705	62,093	13,386
Total financial assets	$15,182	$67,760	$17,621	$15,182	$67,760	$17,621
Total current	$14,391	$67,024	$16,778	$14,391	$67,024	$16,778
Total non-current	$791	$736	$843	$791	$736	$843
Financial liabilities:
Lease liability	3,116	1,772	1,826	3,116	1,772	1,826
Interest-bearing loans and borrowings:
Interest-bearing receivables financing	9,544	3,742	—	9,544	3,742	—
Convertible debt	52,278	—	56,422	52,111	—	56,422
Unsecured related party loan	8,922	—	—	8,922	—	—
Government loans	5,815	2,419	979	5,815	2,419	979
Research project financing	2,489	8,403	5,679	2,489	8,403	5,679
Convertible debt embedded derivative	3	—	10,800	3	—	10,800
Trade and other payables (current and non current)	16,281	6,106	10,457	16,281	6,106	10,457
Contingent consideration liability	—	—	984	—	—	984
Financial instruments at fair value through other comprehensive income
Cash flow hedges	—	106	—	—	106	—
Total financial liabilities	$98,448	$22,548	$87,147	$98,281	$22,548	$87,147
Total current	$92,484	$16,682	$81,828	$92,317	$16,682	$81,828
Total non-current	$4,486	$5,866	$5,319	$4,486	$5,866	$5,319

Disclosure of Financial Liabilities

	Carrying amount			Fair value
	December 31,			December 31,
	2023	2024	2025	2023	2024	2025
	(in thousands)
Financial assets:
Trade and other receivables
Trade receivables and contract assets	$8,612	$4,931	$3,376	$8,612	$4,931	$3,376
Deposits and other receivables
Deposits	431	383	434	431	383	434
Other financial assets
Long-term investments	360	353	409	360	353	409
Financial instruments at fair value through other comprehensive income
Cash flow hedges	74	—	16	74	—	16
Cash, cash equivalents and short-term investments	5,705	62,093	13,386	5,705	62,093	13,386
Total financial assets	$15,182	$67,760	$17,621	$15,182	$67,760	$17,621
Total current	$14,391	$67,024	$16,778	$14,391	$67,024	$16,778
Total non-current	$791	$736	$843	$791	$736	$843
Financial liabilities:
Lease liability	3,116	1,772	1,826	3,116	1,772	1,826
Interest-bearing loans and borrowings:
Interest-bearing receivables financing	9,544	3,742	—	9,544	3,742	—
Convertible debt	52,278	—	56,422	52,111	—	56,422
Unsecured related party loan	8,922	—	—	8,922	—	—
Government loans	5,815	2,419	979	5,815	2,419	979
Research project financing	2,489	8,403	5,679	2,489	8,403	5,679
Convertible debt embedded derivative	3	—	10,800	3	—	10,800
Trade and other payables (current and non current)	16,281	6,106	10,457	16,281	6,106	10,457
Contingent consideration liability	—	—	984	—	—	984
Financial instruments at fair value through other comprehensive income
Cash flow hedges	—	106	—	—	106	—
Total financial liabilities	$98,448	$22,548	$87,147	$98,281	$22,548	$87,147
Total current	$92,484	$16,682	$81,828	$92,317	$16,682	$81,828
Total non-current	$4,486	$5,866	$5,319	$4,486	$5,866	$5,319

Disclosure of Fair Value of Financial Instruments
As at December 31, 2023, the Company held the following financial instruments carried at fair value on the statement of financial position:

Assets measured at fair value

	At December 31,
	2023	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$360	—	$360	—
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	74		74
Liabilities measured at fair value

	At December 31,
	2023	Level 1	Level 2	Level 3
	(in thousands)
Convertible debt embedded derivative	$3	—	$3	—
As at December 31, 2024, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2024	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$353	—	$353	—
Liabilities measured at fair value

	At December 31,
	2024	Level 1	Level 2	Level 3
	(in thousands)
Cash flow hedge	106	—	106	—
As of December 31, 2025, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2025	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	409	—	409	—
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	16	—	16	—
Liabilities measured at fair value

	At December 31,
	2025	Level 1	Level 2	Level 3
	(in thousands)
Convertible debt embedded derivative	10,800	—		10,800

The fair value of the convertible debt embedded derivative is estimated using a model that relies heavily on the expected volatility of the underlying asset. Changes in volatility can significantly impact the fair value measurement.

Management conducted a sensitivity analysis showing that a 5% increase in the volatility rate used would increase the derivative’s fair value by about $500,000 (or 4.6%) and a 5% decrease in the volatility rate would decrease the derivative's fair value by about $800,000 (or 7.4%) assuming all other factors remain unchanged. The asymmetric impact of the changes reflects the deep out-of-the-money of the conversion option at December 31, 2025.  The volatility rate used of 140.6% is based on historical and implied data and is reviewed regularly to reflect market conditions.

Because future volatility is uncertain, the fair value of the embedded derivative may vary considerably over time. Management monitors market trends and updates assumptions as needed.

Schedule of Present Fair Values of Derivative Financial Instruments
The following tables present fair values of foreign currency derivative financial instruments at December 31, 2025, 2024 and 2023.

	At December 31, 2023
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S dollars)	€2,000	$74
Options (buy euros, sell U.S. dollars)	—	—
Total	€2,000	$74

	At December 31, 2024
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S. dollars)	€3,000	$(106)
Options (buy euros, sell U.S. dollars)	—	—
Total	€3,000	$(106)

	At December 31, 2025
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S. dollars)	€3,000	$16
Options (buy euros, sell U.S. dollars)	—	—
Total	€3,000	$16

Summary of Customers Representing Company's Total Revenue
The following table summarizes customers representing a significant portion of the Company’s total revenue:

Customer	Customer Location	% of total revenues for the year ended December 31,			Trade receivables at December 31,
		2025	2024	2023	2025	2024	2023
A	America	33%	53%	—%	—	345,093	—
B	China	13%	15%	Less than 10%	909,340	1,351,560	1,345,910
C	China	Less than 10%	12%	56%	—	—	3,411,000
D	Japan	—%	Less than 10%	16%	—	—	18,000

Schedule of Liquidity Risk

	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Total
	(in thousands)
At December 31, 2023
Research project financing	$2,057	$113	$165	$207	$—	$—	$2,542
Interest-bearing receivables financing	9,544	—	—	—	—	—	9,544
Government loans	1,791	1,414	695	—	—	—	3,900
Convertible debt (1)	52,278	—	—	—	—	—	52,278
Unsecured related party loan	8,922	—	—	—	—	—	8,922
Lease liabilities	1,471	1,102	387	61	70	25	3,116
Trade payables	16,281	—	—	—	—	—	16,281
Other current liabilities	8,595	—	—	—	—	—	8,595
	$100,939	$2,629	$1,247	$268	$70	$25	$105,178
At December 31, 2024
Research project financing	$3,938	$4,026	$77	$307	$55	$—	$8,403
Interest-bearing receivables financing	3,742	—	—	—	—	—	3,742
Government loans	1,303	1,116	—	—	—	—	2,419
Convertible debt	—	—	—	—	—	—	—
Unsecured related party loan	—	—	—	—	—	—	—
Lease liabilities	1,439	333	—	—	—	—	1,772
Trade payables	6,106	—	—	—	—	—	6,106
Other current liabilities	10,438	—	—	—	—	—	10,438
Income tax liabilities	2,827	—	—	—	—	—	2,827
	$29,793	$5,475	$77	$307	$55	$—	$32,880
At December 31, 2025
Research project financing	$2,945	$1,617	$493	$480	$144	$—	$5,679
Government loans	979	—	—	—	—	—	979
Convertible debt	56,422	—	—	—	—	—	56,422
Lease liabilities	601	(79)	(110)	205	540	669	1,826
Trade payables	10,081	376	—	—	—	—	10,457
ACP contingent purchase price payable	—	984	—	—	—	—	984
Other current liabilities	12,202	—	—	—	—	—	12,202
Income tax liabilities	3,124	—	—	—	—	—	3,124
	$86,354	$2,898	$383	$685	$684	$669	$91,673

Schedule of Financial Liabilities

(in thousands)	January 1, 2023	Cash flows	Foreign exchange movement	Accrued interest	Non-cash impact of amendment and conversion	Other(1)	December 31, 2023
Government grant advances and loans	$10,394	(466)	182	225	—	(2,473)	$7,862
Convertible debt	$43,455			9,152	(247)	(82)	$52,278
Unsecured related party loan	—	9,000	—	127	—	(205)	8,922
Lease liabilities	$3,569	(1,321)	113	479	—	276	$3,116
Interest-bearing financing of receivables	$7,723	1,483	179	234	—	(75)	$9,544
Total	$65,141	8,696	474	10,217	(247)	(2,559)	$81,722

(in thousands)	January 1, 2024	Cash flows	Foreign exchange movement	Accrued interest	Non-cash impact of amendment and conversion	Other(1)	December 31, 2024
Government grant advances and loans	$7,862	5,267	(244)	9		(745)	$12,149
Convertible debt	$52,278	(54,935)		16,277		(13,620)	$—
Unsecured related party loan	8,922	(9,000)	—	502		(424)	—
Lease liabilities	$3,116	(1,508)	(28)	322		(130)	$1,772
Interest-bearing financing of receivables	$9,544	3,329	(38)	106		(9,199)	$3,742
Total	$81,722	(56,847)	(310)	17,216	—	(24,118)	$17,663

(in thousands)	January 1, 2025	Cash flows	Foreign exchange movement	Accrued interest	Non-cash impact of debt extinguishment	Other(1)	December 31, 2025
Government grant advances and loans	$12,149	(678)	1,614	(27)		(4,474)	$8,584
Convertible debt	$—	73,752		11,174	46,794	(75,298)	$56,422
Lease liabilities	$1,772	(1,591)	(38)	229		1,454	$1,826
Interest-bearing financing of receivables	$3,742	(3,742)					$—
Total	$17,663	67,741	1,576	11,376	46,794	(78,318)	$66,832
(1) In 2023, 2024 and 2025, Other includes additions in lease liabilities, which are non-cash. In 2024, Other includes the netting of the interest-bearing financing debt with the Research tax credit receivable, the fair value of the embedded option of the convertible debts repaid during the year. In 2025, Other includes the fair value of the embedded option of the convertible debt and the 2025 warrants .